Segment Information (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Reconciliation of Revenue and Segment EBITDA from Segments to Consolidated	Segment EBITDA provides management, investors and equity analysts with a measure to analyze the operating performance of each of the Company’s business segments and its enterprise value against historical data and competitors’ data, although historical results may not be indicative of future results (as operating performance is highly contingent on many factors, including customer tastes and preferences).
Segment information is summarized as follows:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Revenues:
Dow Jones	$2,231	$2,153	$2,004
Digital Real Estate Services	1,658	1,539	1,741
Book Publishing	2,093	1,979	2,191
News Media	2,270	2,341	2,501
Other	—	—	—
Total Revenues	$8,252	$8,012	$8,437
Segment EBITDA:
Dow Jones	$542	$494	$433
Digital Real Estate Services	508	457	574
Book Publishing	269	167	306
News Media	133	173	238
Other	(211)	(202)	(227)
Depreciation and amortization	(440)	(415)	(372)
Impairment and restructuring charges	(133)	(121)	(105)
Equity losses of affiliates	(6)	(127)	(13)
Interest expense, net	(18)	(49)	(44)
Other, net	(59)	3	47
Income before income tax expense from continuing operations	585	380	837
Income tax expense from continuing operations	(206)	(152)	(64)
Net income from continuing operations	379	228	773
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Net income	$354	$187	$760

Reconciliation of Depreciation and Amortization from Segments to Consolidated

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Depreciation and amortization:
Dow Jones	$153	$152	$119
Digital Real Estate Services	137	123	112
Book Publishing	54	49	49
News Media	91	84	84
Other	5	7	8
Total Depreciation and amortization	$440	$415	$372

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Capital expenditures:
Dow Jones	$100	$91	$77
Digital Real Estate Services	131	130	109
Book Publishing	32	42	37
News Media	93	83	85
Other	1	1	2
Total Capital expenditures	$357	$347	$310

	As of June 30,
	2024	2023
	(in millions)
Goodwill and intangible assets, net:
Dow Jones	$3,248	$3,298
Digital Real Estate Services	1,828	1,779
Book Publishing	914	958
News Media	294	316
Other	—	—
Total Goodwill and intangible assets, net	$6,284	$6,351

Reconciliation of Assets from Segments to Consolidated

	As of June 30,
	2024	2023
	(in millions)
Total assets:
Dow Jones	$4,139	$4,305
Digital Real Estate Services	3,020	2,942
Book Publishing	2,647	2,629
News Media	2,018	2,047
Other(a)	1,858	1,783
Investments	429	427
Assets held for sale(b)	2,573	2,788
Total assets	$16,684	$16,921
(a)The Other segment primarily includes Cash and cash equivalents.
(b)See Note 3—Discontinued Operations.

Revenue and Long-Lived Assets by Geographic Region
Geographic Segments

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Revenues:(a)
U.S. and Canada(b)	$4,004	$3,965	$4,094
Europe(c)	1,734	1,666	1,805
Australasia and Other(d)	2,514	2,381	2,538
Total Revenues	$8,252	$8,012	$8,437
(a)Revenues are attributed to region based on location of customer.
(b)Revenues include approximately $3.9 billion for fiscal 2024, $3.8 billion for fiscal 2023 and $4.0 billion for fiscal 2022 from customers in the U.S.
(c)Revenues include approximately $1.3 billion for fiscal 2024, $1.2 billion for fiscal 2023 and $1.4 billion for fiscal 2022 from customers in the U.K.
(d)Australasia comprises Australia, Asia, Papua New Guinea and New Zealand. Revenues include approximately $2.1 billion for fiscal 2024, $2.0 billion for fiscal 2023 and $2.2 billion for fiscal 2022 from customers in Australia.

	As of June 30,
	2024	2023
	(in millions)
Long-lived assets:(a)
U.S. and Canada	$1,414	$1,623
Europe	858	843
Australasia and Other	762	746
Total long-lived assets	$3,034	$3,212
(a)Reflects total assets less current assets, goodwill, intangible assets, investments and deferred income tax assets.